Defined Benefit Plans - Summary of Movements of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	€ 4,767	€ 4,430
Defined benefit expenses	262	324
Interest expense	109	134	€ 129
Acquisition of subsidiary		3
Current year service cost	158	140	144
Remeasurements of defined benefit plans	(224)	392
Remeasurements of the defined benefit obligations:
Contributions paid	(163)	(250)
Past service cost	(6)	50	13
Benefits paid	(128)	(125)
Net exchange differences	(164)	(8)
Other	(400)
Ending Balance	3,950	4,767	4,430
Commissions and expenses [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	8,560	8,000
Interest expense	230	267
Acquisition of subsidiary		3
Current year service cost	158	140
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	30	(211)
- Actuarial gains and losses arising from changes in financial assumptions	29	894
Past service cost	(6)	50
Contributions by plan participants	12	11
Benefits paid	(523)	(461)
Net exchange differences	(519)	(133)
Other	(400)
Ending Balance	7,572	8,560	8,000
Commissions and expenses [member] | Defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,793	3,569
Interest expense	121	134
Remeasurements of defined benefit plans	283	290
Remeasurements of the defined benefit obligations:
Contributions by employer	175	261
Benefits paid	(396)	(336)
Net exchange differences	(355)	(125)
Ending Balance	3,622	3,793	3,569
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	4,453	4,135
Defined benefit expenses	242	302
Interest expense	99	123	119
Current year service cost	148	127	134
Remeasurements of defined benefit plans	(233)	388
Remeasurements of the defined benefit obligations:
Contributions paid	(163)	(250)
Past service cost	(5)	53	(7)
Benefits paid	(108)	(106)
Net exchange differences	(133)	(15)
Other	(400)
Ending Balance	3,657	4,453	4,135
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	314	296
Defined benefit expenses	19	22
Interest expense	10	11	10
Acquisition of subsidiary		3
Current year service cost	11	13	10
Remeasurements of defined benefit plans	10	5
Remeasurements of the defined benefit obligations:
Past service cost	(1)	(2)	20
Benefits paid	(19)	(18)
Net exchange differences	(31)	7
Ending Balance	€ 293	€ 314	€ 296